Equity - Schedule of Black-Scholes Option-Pricing Model Assumptions (Details)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Weighted average expected terms (in years)	5 years 1 month 6 days	5 years 4 months 24 days
Weighted average expected volatility	117.25%	117.00%
Weighted average risk-free interest rate	0.30%	1.70%
Expected dividend yield	0.00%	0.00%